Revenue - Summary of deferred contract costs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2019
Capitalized Contract Cost [Line Items]
Balance at beginning of period	$ 37,186	$ 26,306	$ 26,306	$ 23,270	$ 0
Adoption of ASC 606			0	0	15,958
Costs amortized	(4,221)	(3,705)	(15,384)	(12,446)	(9,375)
Additional amounts deferred	3,983	3,953	26,264	15,482	16,687
Balance at end of period	36,948	26,554	37,186	26,306	23,270
Classified as:
Current	15,645	11,876	15,069	11,917	10,807	$ 6,526
Non-current	21,303	14,678	22,117	14,389	12,463		$ 9,432
Total deferred contract costs	$ 36,948	$ 26,554	$ 37,186	$ 26,306	$ 23,270